Earnings Per Share - Schedule of Reconciliation For Calculation Of Basic And Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 18,616	$ 40,880	$ 30,078	$ 17,415	$ 18,938	$ 23,605	$ 89,574	$ 59,958	$ 62,999	$ 53,094	$ 10,893
Weighted average number of common shares outstanding	128,146,298			112,039,640			122,983,729	111,824,816	113,572,379	110,206,103	101,697,002
Dilutive effect of warrants and options outstanding	8,762,968			5,909,584			7,943,354	4,173,888	4,753,345	5,111,839	1,504,125
Diluted weighted average number of common shares outstanding	136,909,266			117,949,224			130,927,083	115,998,704	118,325,724	115,317,942	103,201,127
Basic earnings per share	$ 0.15			$ 0.16			$ 0.73	$ 0.54	$ 0.55	$ 0.48	$ 0.11
Diluted earnings per share	$ 0.14			$ 0.15			$ 0.68	$ 0.52	$ 0.53	$ 0.46	$ 0.11